Related Party Transactions (Details) - USD ($)						6 Months Ended
	May 21, 2026	Apr. 28, 2026	Apr. 27, 2026	Mar. 24, 2025	Mar. 10, 2025	Apr. 30, 2026	Apr. 30, 2025
Related Party Transactions [Line Items]
Payment for promissory note			$ 2,600,000
Repayment amount						$ 1,589,453
Ordinary shares issued (in Shares)		630,000
Service contracts term						3 years
Share based compensation expense						$ 1,001,303	7,978,548
Share awards to total fair value							$ 2,351,390
Warrant [Member]
Related Party Transactions [Line Items]
Ordinary shares issued (in Shares)				133,828
Subsequent Event [Member]
Related Party Transactions [Line Items]
Repayment amount	$ 2,373,951
Speed Wealthy [Member]
Related Party Transactions [Line Items]
Debt obligation					$ 4,452,999
High-Trend [Member] | Warrant [Member]
Related Party Transactions [Line Items]
Ordinary shares issued (in Shares)				133,828
Mr. Guohua Zhang [Member]
Related Party Transactions [Line Items]
Share based compensation expense						470,000
Mr. Dong Zhang [Member]
Related Party Transactions [Line Items]
Share based compensation expense						423,034
Share awards to total fair value						$ 488,386
High-Trend Holdings [Member]
Related Party Transactions [Line Items]
Repayment amount			$ 226,049
Private Placement [Member]
Related Party Transactions [Line Items]
Aggregate consideration					$ 4,452,999
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Aggregated share (in Shares)						1,030,000	140,000
Share based compensation expense						$ 1,958,334
Shares issued (in Shares)							22,664
Class A Ordinary Shares [Member] | Mr. Dong Zhang [Member]
Related Party Transactions [Line Items]
Ordinary shares issued (in Shares)						10,700,000
Class A Ordinary Shares [Member] | Private Placement [Member]
Related Party Transactions [Line Items]
Ordinary shares issued (in Shares)					67,985
Ordinary shares price per share (in Dollars per share)					$ 65.5
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Ordinary shares issued (in Shares)				100,000
Class A Ordinary Shares [Member] | High-Trend [Member]
Related Party Transactions [Line Items]
Ordinary shares issued (in Shares)				100,000